UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

209 Tenth Avenue South, Suite 332, Nashville, Tennessee	37203
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2009

Date of reporting period: 05/31/2009

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.33%	VALUE

	U.S. Treasury Notes - 3.89%
$500,000	3.125%, due 09/30/2013	$522,305
750,000	3.75%, due 11/15/2018	766,757
		1,289,062
	Federal Farm Credit Bank - 2.34%
250,000	5.375%, due 07/18/2011	271,350
500,000	5.55%, due 07/30/2015	503,568
		774,918
	Federal Home Loan Bank - 15.61%
250,000	5.00%, due 09/03/2015	257,889
500,000	5.05%, due 01/03/2018	526,154
250,000	5.125%, due 08/14/2013	275,803
500,000	5.25%, due 06/18/2014	554,059
500,000	5.25%, due 11/08/2017	523,712
250,000	5.375%, due 07/17/2009	251,630
250,000	5.50%, due 08/25/2014	262,719
500,000	5.50%, due 08/28/2013	505,984
500,000	5.50%, due 10/19/2016	508,973
250,000	5.75%, due 05/15/2012	278,055
200,000	5.80%, due 06/12/2013	200,330
500,000	6.00%, due 07/27/2017	526,036
500,000	6.795%, due 06/30/2009	502,627
		5,173,971
	Federal Home Loan Mortgage Corporation - 4.42%
500,000	5.625%, due 03/15/2011	540,371
500,000	6.00%, due 08/18/2016	505,418
400,000	7.00%, due 03/15/2010	420,127
		1,465,916
	Federal National Mortgage Association - 9.07%
500,000	4.00%, due 07/02/2010	501,501
500,000	5.00%, due 03/02/2015	546,934
250,000	5.00%, due 08/02/2012	274,098
500,000	5.00%, due 08/02/2012	548,196
600,000	5.55%, due 02/16/2017	615,476
500,000	7.25%, due 01/15/2010	520,740
		3,006,945
	Total U.S. Government and Agency Obligations (Cost $11,293,396)	11,710,812

PAR VALUE	CORPORATE BONDS - 38.54%	VALUE

	Aerospace & Defense - 3.40%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014	$613,419
500,000	United Technologies Corp., 5.375%, due 12/15/2017	514,652
		1,128,071
	Banks - 6.58%
500,000	Bank of America Corp., 4.875%, due 01/15/13	484,061
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	477,555
200,000	Morgan Stanley, 6.60% due 04/01/2012	208,452
250,000	State Street Corp., 4.30%, due 05/30/2014	249,709
500,000	SunTrust Bank, 6.375%, due 04/01/2011	503,937
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	258,302
		2,182,016

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

PAR VALUE	CORPORATE BONDS - 38.54% (continued)	VALUE

	Beverages - 4.13%
$300,000	Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011	$309,858
500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	525,716
500,000	Coca-Cola Co., 5.75%, due 03/15/2011	533,946
		1,369,520
	Biotechnology - 0.78%
250,000	Amgen, Inc., 4.85%, due 11/18/2014	258,451

	Computers - 1.17%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	386,198

	Cosmetics & Personal Products - 1.62%
500,000	Estee Lauder Cos., Inc., 7.75%, due 11/01/2013	534,929

	Diversified Financial Services - 4.57%
500,000	American Express Co., 4.75%, due 06/17/09	500,006
250,000	BP Capital Markets, PLC, 6.375%, due 04/01/2011	242,450
500,000	CME Group, Inc., 5.75%, due 02/15/2014	527,852
245,000	Credit Suisse USA, Inc., 4.70%, due 06/01/2009	245,000
		1,515,308
	Electrical Components - 0.77%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	255,714

	Food - 2.05%
250,000	Campbell Soup Co., 6.75%, due 02/15/2011	272,054
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013	408,028
		680,082
	Healthcare - Products - 1.90%
600,000	Johnson & Johnson, 5.15%, due 07/15/2018	630,017

	Healthcare - Services - 0.71%
250,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	235,382

	Household Products - 0.78%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	259,025

	Mining - 1.47%
500,000	Alcoa, Inc., 5.375%, due 01/15/2013	487,400

	Office & Business Equipment - 0.76%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/17	251,693

	Oil & Gas - 2.44%
250,000	ConocoPhillips Australia Funding Co., 5.25%, due 04/15/2013	268,113
500,000	Shell International Finance, 5.625%, due 06/27/2011	539,597
		807,710
	Pharmaceuticals - 2.39%
250,000	Abbott Laboratories, 5.15%, due 11/30/2012	270,742
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	520,460
		791,202
	Retail - 0.81%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	269,352

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

PAR VALUE	CORPORATE BONDS - 38.54% (continued)	VALUE

	Software - 1.59%
$500,000	Oracle Corp., 5.00%, due 01/15/2011	$526,147

	Telecommunications - 0.62%
200,000	SBC Communications, Inc., 5.625%, due 06/15/2016	203,864
	Total Corporate Bonds (Cost $12,531,149)	12,772,081

PAR VALUE	MORTGAGE-BACKED SECURITIES - 23.68%	VALUE

	Federal Home Loan Mortgage Corporation - 7.54%
$194,048	Series 15L, 7.00%, due 07/25/2023	$209,163
332,649	Series 2743 CA, 5.00%, due 02/15/2034	335,081
316,744	Series 2840 VC, 5.00%, due 08/15/2015	336,001
629,686	Series 2841 BY, 5.00%, due 08/15/2019	665,688
153,384	Series 3058 WV, 5.50%, due 10/15/2035	157,428
750,000	Series 3290 PD, 5.50%, due 3/15/2035	794,006
		2,497,367
	Federal National Mortgage Association - 9.99%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,151,700
374,188	Pool 545759, 6.50%, due 07/01/2032	403,176
199,073	Pool 725421, 7.00%, due 09/01/2017	210,995
149,636	Pool 754289, 6.00%, due 11/01/2033	157,967
548,186	Pool 882684, 6.00%, due 06/01/2036	575,110
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	319,032
467,561	Series 2007-40-PT, 5.50%, due 05/25/2037	494,306
		3,312,286
	Government National Mortgage Association - 6.15%
155,680	Pool 476998, 6.50%, due 07/15/2029	167,069
259,147	Pool 648337, 5.00%, due 10/15/2020	271,774
540,859	Pool 676516, 6.00%, due 02/15/2038	565,654
1,000,000	Series 2003-81 PB, 6.00%, due 03/20/2029	1,034,685
		2,039,182
	Total Mortgage-Backed Securities (Cost $7,617,465)	7,848,835

PAR VALUE	MUNICIPAL OBLIGATIONS - 0.71%	VALUE
$230,000	Atlanta & Fulton County Recreation Authority Revenue, 6.625%, due 12/01/2011 (Cost $230,245)	$234,152

SHARES	MONEY MARKET FUNDS - 0.63%	VALUE
209,854	State Street Institutional U.S. Government Money Market Fund, 0.00% (a) (Cost $209,854)	$209,854

	Total Investments at Value - 98.89% (Cost $31,882,109)	32,775,734

	Other Assets in Excess of Liabilities - 1.11%	369,215

	Net Assets - 100.00%	$33,144,949

(a) Rate shown represents the rate at May 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 97.66%	VALUE

	Aerospace & Defense - 1.77%
1,875	Boeing Co.	$84,094
1,815	United Technologies Corp.	95,487
		179,581
	Apparel - 1.25%
2,225	NIKE, Inc. - Class B	126,936

	Banks - 1.16%
5,910	Bank of America Corp.	66,606
1,400	JPMorgan Chase & Co.	51,660
		118,266
	Beverages - 3.95%
3,995	Coca-Cola Co.	196,394
3,945	PepsiCo, Inc.	205,337
		401,731
	Biotechnology - 2.12%
1,160	Genzyme Corp. (a)	68,602
3,414	Gilead Sciences, Inc. (a)	147,143
		215,745
	Chemicals - 3.20%
2,080	Air Products & Chemicals, Inc.	134,742
2,320	Monsanto Co.	190,588
		325,330
	Coal - 1.11%
3,320	Peabody Energy Corp.	112,814

	Commercial Services - 3.04%
5,560	H&R Block, Inc.	81,176
1,700	Visa, Inc. Class A	115,107
6,360	Western Union Co.	112,127
		308,410
	Computers - 8.98%
1,800	Apple, Inc. (a)	244,458
3,050	Cognizant Technology Solutions Corp. - Class A (a)	76,830
5,200	Dell, Inc. (a)	60,216
6,425	Hewlett-Packard Co.	220,699
2,915	International Business Machines Corp.	309,806
		912,009
	Cosmetics & Personal Care - 2.48%
4,115	Alberto-Culver Co.	95,633
3,010	Procter & Gamble Co.	156,339
		251,972
	Diversified Financial Services - 2.90%
5,125	Charles Schwab Corp.	90,200
1,190	Intercontinental Exchange, Inc. (a)	128,270
7,525	Janus Capital Group, Inc.	76,304
		294,774

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 97.66% (continued)	VALUE

	Electric - 1.30%
2,750	Exelon Corp.	$132,028

	Electronics - 1.43%
4,335	Amphenol Corp. - Class A	144,746

	Enviromental Control - 0.76%
1,550	Stericycle, Inc. (a)	77,469

	Food - 2.06%
3,425	McCormick & Co., Inc.	104,531
4,360	Sysco Corp.	104,466
		208,997
	Healthcare - Products - 6.49%
1,875	Baxter International, Inc.	95,981
2,950	CR Bard, Inc.	210,895
2,000	Johnson & Johnson	110,320
2,600	Medtronic, Inc.	89,310
1,900	St. Jude Medical, Inc. (a)	74,233
1,305	Techne Corp.	78,652
		659,391
	Internet - 2.65%
505	Google, Inc. - Class A (a)	210,701
3,700	Yahoo!, Inc. (a)	58,608
		269,309
	Machinery - Diversified - 2.30%
2,510	Deere & Co.	109,110
2,900	Roper Industries, Inc.	124,642
		233,752
	Media - 2.76%
3,995	DIRECTV Group, Inc. (a)	89,887
7,875	Walt Disney Co.	190,732
		280,619
	Metal Fabricate & Hardware - 1.56%
1,925	Precision Castparts Corp.	158,947

	Mining - 0.84%
1,560	Freeport-McMoRan Copper & Gold, Inc.	84,911

	Miscellaneous Manufacturing - 4.31%
4,660	Danaher Corp.	281,231
1,980	Harsco Corp.	57,539
2,985	Honeywell International, Inc.	98,983
		437,753
	Oil & Gas - 6.25%
3,360	Apache Corp.	283,114
2,785	Exxon Mobil Corp.	193,140
2,360	Occidental Petroleum Corp.	158,380
		634,634

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 97.66% (continued)	VALUE

	Oil & Gas Services - 1.23%
4,010	Cameron International Corp. (a)	$125,232

	Pharmaceuticals - 4.07%
4,000	Abbott Laboratories	180,240
1,985	Express Scripts, Inc. (a)	127,139
4,330	Schering-Plough Corp.	105,652
		413,031
	Real Estate Investment Trust - 0.56%
6,650	ProLogis	56,459

	Retail - 8.25%
8,320	Burger King Holdings, Inc.	137,779
3,500	CVS Caremark Corp.	104,300
2,665	GameStop Corp. Class A (a)	66,492
3,750	Lowe's Cos., Inc.	71,287
2,065	McDonald's Corp.	121,814
1,940	Target Corp.	76,242
5,235	Wal-Mart Stores, Inc.	260,389
		838,303
	Semiconductors - 3.60%
12,950	Intel Corp.	203,574
7,500	Microchip Technology, Inc.	161,775
		365,349
	Software - 7.01%
7,675	Activision Blizzard, Inc. (a)	92,714
1,675	Adobe Systems, Inc.	47,202
17,300	Microsoft Corp.	361,397
10,750	Oracle Corp.	210,593
		711,906
	Telecommunications - 6.24%
3,950	American Tower Corp. (a)	125,886
15,175	Cisco Systems, Inc. (a)	280,737
5,205	QUALCOMM, Inc.	226,886
		633,509
	Transportation - 2.03%
3,430	Expeditors International of Washington, Inc.	112,538
1,900	Union Pacific Corp.	93,613
		206,151

	Total Common Stocks (Cost $10,989,639)	9,920,064

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	MONEY MARKET FUNDS - 2.11%	VALUE
212,325	Fidelity Institutional Money Market Fund Class I, 0.85% (b)	$212,325
2,299	State Street Institutional U.S. Government Money Market Fund, 0.00% (b)	2,299
	Total Money Market Funds (Cost $214,624)	214,624

	Total Investments at Value - 99.77% (Cost $11,204,263)	10,134,688

	Other Assets in Excess of Liabilities - 0.23%	23,323

	Net Assets - 100.00%	$10,158,011

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 99.65%	VALUE

	Apparel - 3.19%
8,400	NIKE, Inc. - Class B	$479,220

	Banks - 4.90%
2,000	Goldman Sachs Group, Inc.	289,140
7,750	Northern Trust Corp.	446,787
		735,927
	Biotechnology - 5.42%
4,400	Amgen, Inc. (a)	219,736
13,800	Gilead Sciences, Inc. (a)	594,780
		814,516
	Chemicals - 8.65%
6,600	Monsanto Co.	542,190
9,400	Mosaic Co.	514,180
6,700	Sociedad Quimica Y Minera de Chile SA - ADR	243,612
		1,299,982
	Commercial Services - 4.06%
9,000	Visa, Inc. Class A	609,390

	Computers - 16.68%
8,100	Accenture Ltd. Class A	242,433
5,900	Apple, Inc. (a)	801,279
19,450	Cognizant Technology Solutions Corp. - Class A (a)	489,946
12,200	Hewlett-Packard Co.	419,070
5,200	International Business Machines Corp.	552,656
		2,505,384
	Diversified Financial Services - 2.14%
1,000	CME Group, Inc.	321,640

	Engineering & Construction - 7.59%
12,300	Fluor Corp.	577,854
13,100	Jacobs Engineering Group, Inc. (a)	562,514
		1,140,368
	Internet - 5.86%
15,600	eBay, Inc. (a)	274,872
1,450	Google, Inc. (a)	604,983
		879,855
	Machinery - Diversified - 1.72%
3,500	Flowserve Corp.	257,775

	Oil & Gas - 13.92%
7,600	Exxon Mobil Corp.	527,060
11,800	Petroleo Brasileiro SA - ADR	519,554
12,500	Southwestern Energy Co. (a)	543,375
6,300	Transocean Ltd. (a)	500,724
		2,090,713

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 99.65% (continued)	VALUE

	Pharmaceuticals - 6.69%
5,000	Abbott Laboratories	$225,300
11,700	Bristol-Myers Squibb Co.	233,064
6,200	Medco Health Solutions, Inc. (a)	284,518
5,650	Teva Pharmaceutical Industries Ltd. - ADR	261,934
		1,004,816
	Retail - 8.62%
7,800	Family Dollar Stores, Inc.	236,106
8,600	McDonald's Corp.	507,314
11,100	Wal-Mart Stores, Inc.	552,114
		1,295,534
	Savings & Loans - 3.39%
39,700	Hudson City Bancorp, Inc.	509,351

	Software - 6.82%
12,825	BMC Software, Inc. (a)	437,333
30,000	Oracle Corp.	587,700
		1,025,033

	Total Common Stocks (Cost $13,930,640)	14,969,504

	MONEY MARKET FUND - 0.04%
6,787	State Street Institutional U.S. Government Money Market Fund, 0.00% (b) (Cost $6,787)	6,787

	Total Investments at Value - 99.69% (Cost $13,937,427)	14,976,291

	Other Assets in Excess of Liabilities - 0.31%	46,264

	Net Assets - 100.00%	$15,022,555

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2009, is subject to change and resets daily.
ADR - America Depository Receipt.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 93.73%	VALUE

	Aerospace & Defense - 1.04%
1,750	Boeing Co.	$78,487

	Auto Manufacturers - 2.36%
5,957	PACCAR, Inc.	177,816

	Banks - 5.53%
6,000	Bank of America Corp.	67,620
3,050	Bank of New York Mellon Corp.	84,729
5,900	Morgan Stanley	178,888
1,500	Northern Trust Corp.	86,475
		417,712
	Chemicals - 2.15%
2,900	Ashland, Inc.	77,720
4,800	Dow Chemical Co.	84,864
		162,584
	Coal - 1.04%
2,300	Peabody Energy Corp.	78,154

	Commercial Services - 1.06%
5,850	Total System Services, Inc.	79,852

	Computers - 1.47%
4,400	Cognizant Technology Solutions Corp. - Class A (a)	110,836

	Diversified Financial Services - 3.03%
436	CME Group, Inc.	140,235
2,950	NYSE Euronext	88,500
		228,735
	Electric - 0.68%
1,350	FirstEnergy Corp.	51,017

	Engineering & Construction - 1.09%
1,750	Fluor Corp.	82,215

	Food - 1.17%
4,700	Whole Foods Market, Inc. (a)	88,689

	Healthcare - Services - 5.97%
8,167	UnitedHealth Group, Inc.	217,242
5,016	WellPoint, Inc. (a)	233,595
		450,837
	Housewares - 1.05%
6,900	Newell Rubbermaid, Inc.	79,419

	Insurance - 2.03%
2,250	Aflac, Inc.	79,875
3,100	Assurant, Inc.	73,253
		153,128
	Iron & Steel - 1.73%
2,050	Allegheny Technologies, Inc.	72,590
1,700	United States Steel Corp.	57,936
		130,526
	Machinery - Construction - 1.03%
2,200	Caterpillar, Inc.	78,012

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 93.73% (continued)	VALUE

	Machinery - Diversified - 2.09%
2,250	Cummins, Inc.	$72,968
1,950	Deere & Co.	84,766
		157,734
	Mining - 3.23%
7,400	Alcoa, Inc.	68,228
1,700	Freeport-McMoRan Copper & Gold, Inc.	92,531
8,950	Titanium Metals Corp.	82,877
		243,636
	Miscellaneous Manufacturing - 1.98%
5,550	General Electric Co.	74,814
2,250	Honeywell International, Inc.	74,610
		149,424
	Oil & Gas - 12.67%
3,900	Chesapeake Energy Corp.	88,374
1,700	ConocoPhillips	77,928
4,550	Denbury Resources, Inc. (a)	78,215
1,250	Devon Energy Corp.	79,050
2,450	ENSCO International, Inc.	95,281
1,450	Hess Corp.	96,556
2,500	Noble Corp.	85,925
4,100	Rowan Cos., Inc.	83,886
4,700	Tesoro Corp.	79,618
2,415	Transocean Ltd. (a)	191,944
		956,777
	Oil & Gas Services - 4.74%
1,900	Baker Hughes, Inc.	74,214
5,200	Halliburton Co.	119,236
1,400	Schlumberger Ltd.	80,122
2,900	Smith International, Inc.	84,651
		358,223
	Packaging & Containers - 3.67%
11,040	Bemis Co., Inc.	276,994

	Pharmaceuticals - 7.97%
4,350	Bristol-Myers Squibb Co.	86,652
13,500	Pfizer, Inc.	205,065
12,700	Schering-Plough Corp.	309,880
		601,597
	Retail - 9.92%
2,250	GameStop Corp. Class A (a)	56,138
7,500	Kohl's Corp. (a)	318,525
9,300	Starbucks Corp. (a)	133,827
6,121	Target Corp.	240,555
		749,045
	Semiconductors - 11.68%
22,477	Applied Materials, Inc.	253,091
19,438	Intel Corp.	305,565
4,500	MEMC Electronic Materials, Inc. (a)	86,805
12,200	Texas Instruments, Inc.	236,680
		882,141
	Telecommunications - 2.32%
3,100	AT&T, Inc.	76,849
2,250	QUALCOMM, Inc.	98,078
		174,927
	Transportation - 1.03%
2,450	CSX Corp.	77,812

	Total Common Stocks (Cost $7,862,987)	7,076,329

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	MONEY MARKET FUND - 6.15%	VALUE
463,927	State Street Institutional U.S. Government Money Market Fund, 0.00% (b) (Cost $463,927)	$463,927

	Total Investments at Value - 99.88% (Cost $8,326,914)	7,540,256

	Other Assets in Excess of Liabilities - 0.12%	9,159

	Net Assets - 100.00%	$7,549,415

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 92.16%	VALUE

	Aerospace & Defense - 5.60%
15,000	Goodrich Corp.	$728,100

	Chemicals - 6.42%
10,000	Eastman Chemical Co.	414,400
14,750	E.I. du Pont de Nemours & Co.	419,933
		834,333
	Electric - 2.78%
25,550	Duke Energy Corp.	361,533

	Electronics - 0.55%
100,000	Sanmina-SCI Corp. (a)	72,000

	Internet - 1.62%
15,000	Avocent Corp. (a)	210,000

	Mining - 15.66%
22,000	Alcoa, Inc.	202,840
25,000	Barrick Gold Corp.	952,000
18,000	Newmont Mining Corp.	879,660
		2,034,500
	Miscellaneous Manufacturing - 2.93%
25,000	Trinity Industries, Inc.	381,000

	Oil & Gas - 10.35%
16,000	Marathon Oil Corp.	510,080
10,494	Transocean Ltd. (a)	834,063
		1,344,143
	Oil & Gas Services - 6.00%
34,000	Halliburton Co.	779,620

	Pharmaceuticals - 10.30%
10,000	Bristol-Myers Squibb Co.	199,200
30,000	Pfizer, Inc.	455,700
28,000	Schering-Plough Corp.	683,200
		1,338,100
	Retail - 6.86%
34,000	Gap, Inc.	606,900
5,000	Sears Holdings Corp. (a)	284,250
		891,150
	Semiconductors - 3.53%
17,000	Applied Materials, Inc.	191,420
17,000	Intel Corp.	267,240
		458,660
	Software - 2.89%
18,000	Microsoft Corp.	376,020

	Telecommunications - 6.52%
20,000	AT&T, Inc.	495,800
226	Fairpoint Communications, Inc.	228
12,000	Verizon Communications, Inc.	351,120
		847,148
	Transportation - 10.15%
10,000	CSX Corp.	317,600
21,000	Tidewater, Inc.	1,001,070
		1,318,670

	Total Common Stocks (Cost $10,704,950)	11,974,977

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	MONEY MARKET FUND - 7.64%	VALUE
992,439	State Street Institutional U.S. Government Money Market Fund, 0.00% (b) (Cost $992,439)	$992,439

	Total Investments at Value - 99.80% (Cost $11,697,389)	12,967,416

	Other Assets in Excess of Liabilities - 0.20%	26,219

	Net Assets - 100.00%	$12,993,635

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2009 (Unaudited)

SHARES	COMMON STOCKS - 20.11%	VALUE

	Beverages - 4.03%
8,500	Green Mountain Coffee Roasters, Inc. (a)	$709,495

	Commercial Services - 4.20%
19,300	VistaPrint Ltd. (a)	738,997

	Energy - Alternative - 1.62%
1,500	First Solar, Inc. (a)	285,000

	Internet - 3.98%
8,400	NetEase.com ADR (a)	290,472
7,100	Shanda Interactive Entertainment Ltd. - ADR (a)	409,102
		699,574
	Leisure Time - 1.84%
9,100	WMS Industries, Inc. (a)	322,777

	Software - 2.84%
10,000	Quality Systems, Inc.	499,300

	Telecommunications - 1.60%
9,700	Neutral Tandem, Inc. (a)	281,300

	Total Common Stocks (Cost $3,247,870)	3,536,443

	EXCHANGE-TRADED FUNDS - 44.00%
71,400	ProShares Ultra QQQ (a)	2,582,538
78,000	ProShares Ultra Russell 2000	1,458,600
139,900	ProShares Ultra S&P 500	3,694,759
	Total Exchange-Traded Funds (Cost $6,679,548)	7,735,897

	MONEY MARKET FUND - 35.98%
6,326,542	State Street Institutional U.S. Government Money Market Fund, 0.00% (b) (Cost $6,326,542)	6,326,542

	Total Investments at Value - 100.09% (Cost $16,253,960)	17,598,882

	Liabilities in Excess of Other Assets, Net - (0.09)%	(16,119)

	Net Assets - 100.00%	$17,582,763

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2009 (UNAUDITED)

1.    SECURITIES VALUATION

Securities, other than short-term securities, held by the Monteagle Fixed Income Fund, the Monteagle Quality  Growth Fund, the Monteagle  Large Cap Growth Fund, the  Monteagle  Select Value Fund,  the  Monteagle Value Fund and the Monteagle Informed  Investor Growth Fund (each a "Fund" and  collectively the "Funds") for which market quotations are readily available are valued using the last reported sales price or the  official  closing  price  provided by  independent  pricing services as of the close of trading on the New York  Stock  Exchange  (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the average of the last bid and ask prices is used.  If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source.  In the absence of readily available market quotations, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees.  At May 31, 2009, no securities were valued at fair value.  Securities with maturities of 60 days or less are valued at amortized cost. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional  disclosures about fair value  measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  The  changes  to  current  generally  accepted  accounting principles from the application of SFAS No. 157 relate to the definition of fair value,  the methods  used to measure fair value,  and the  expanded  disclosures about  fair  value  measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various  inputs  are  used in  determining  the  value  of  each  of the  Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Monteagle Fixed Income Fund's investments as of May 31, 2009:

Level	Monteagle Fixed Income Fund
Level 1 - Quoted Prices	$209,854
Level 2 - Other Significant Observable Inputs	32,565,880
Total	$32,775,734

As of May 31, 2009, all of the inputs used to value the investments of the Monteagle Quality Growth Fund, Monteagle Large Cap Growth Fund, Monteagle Select Value Fund, Monteagle Value Fund and Monteagle Informed Investor Growth Fund were Level 1.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2009 (UNAUDITED)

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on a trade date basis and realized gains and  losses  on  investments  sold  are  determined  on the  basis  of  specific identification.

3.    FEDERAL INCOME TAX

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2009:

	Federal	Gross	Gross	Net Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$31,882,109	$1,045,855	$(152,230)	$893,625
Quality Growth Fund	11,317,217	670,506	(1,853,035)	(1,182,529)
Large Cap Growth Fund	13,937,427	1,847,347	(808,483)	1,038,864
Select Value Fund	8,326,914	337,114	(1,123,772)	(786,658)
Value Fund	11,697,389	3,135,004	(1,864,977)	1,270,027
Informed Investor Growth Fund	16,253,960	1,351,109	(6,187)	1,344,922

The difference between the federal income tax cost of investment securities and the schedule of investments cost for the Monteagle Quality Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 29, 2009

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 29, 2009